Segment information (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Net revenue	R$ 70,569	R$ 96,519	R$ 105,625
Cost of products sold	(67,548)	(85,161)	(73,568)
Gross profit	3,021	11,358	32,057
Selling, general and distribuition expenses	(4,854)	(5,284)	(4,883)
Results from equity investments	7	35	5
Other operating income (expenses), net	(966)	(1,837)	(1,135)
Profit (loss) before net financial expenses and taxes	(2,792)	4,272	26,044
Reporting Segments [Member]
IfrsStatementLineItems [Line Items]
Net revenue	71,468	98,335	108,405
Cost of products sold	(68,652)	(88,252)	(76,066)
Gross profit	2,816	10,083	32,338
Selling, general and distribuition expenses	(3,198)	(3,143)	(2,981)
Other operating income (expenses), net	(939)	(1,865)	(2,251)
Profit (loss) before net financial expenses and taxes	(1,321)	5,075	27,106
Reporting Segments [Member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Net revenue	49,512	69,080	69,495
Cost of products sold	(48,159)	(63,196)	(49,310)
Gross profit	1,353	5,884	20,185
Selling, general and distribuition expenses	(1,781)	(1,853)	(1,608)
Other operating income (expenses), net	(1,443)	(1,889)	(2,211)
Profit (loss) before net financial expenses and taxes	(1,871)	2,142	16,367
Reporting Segments [Member] | USA and Europe [Member]
IfrsStatementLineItems [Line Items]
Net revenue	17,507	23,421	32,404
Cost of products sold	(16,127)	(19,986)	(23,343)
Gross profit	1,380	3,435	9,060
Selling, general and distribuition expenses	(802)	(838)	(901)
Other operating income (expenses), net	309	57	(26)
Profit (loss) before net financial expenses and taxes	887	2,653	8,134
Reporting Segments [Member] | Country Of Mexico [Member]
IfrsStatementLineItems [Line Items]
Net revenue	4,449	5,834	6,506
Cost of products sold	(4,366)	(5,070)	(3,414)
Gross profit	83	764	3,093
Selling, general and distribuition expenses	(615)	(452)	(472)
Other operating income (expenses), net	195	(33)	(15)
Profit (loss) before net financial expenses and taxes	(337)	280	2,606
Other Segments [Member]
IfrsStatementLineItems [Line Items]
Net revenue	782	403	364
Cost of products sold	(501)	(262)	(233)
Gross profit	281	140	131
Selling, general and distribuition expenses	137	83	77
Results from equity investments	7	35	5
Other operating income (expenses), net	8	5	(29)
Profit (loss) before net financial expenses and taxes	433	263	183
Corporate Unit [Member]
IfrsStatementLineItems [Line Items]
Selling, general and distribuition expenses	(2,033)	(2,197)	(1,963)
Other operating income (expenses), net	458	19	1,162
Profit (loss) before net financial expenses and taxes	(1,575)	(2,177)	(802)
Braskem Consolidated Before Eliminations And Reclassifications [Member]
IfrsStatementLineItems [Line Items]
Net revenue	72,250	98,738	108,769
Cost of products sold	(69,153)	(88,514)	(76,299)
Gross profit	3,097	10,223	32,469
Selling, general and distribuition expenses	(5,094)	(5,257)	(4,867)
Results from equity investments	7	35	5
Other operating income (expenses), net	(473)	(1,841)	(1,119)
Profit (loss) before net financial expenses and taxes	(2,463)	3,161	26,488
Eliminations And Reclassifications [Member]
IfrsStatementLineItems [Line Items]
Net revenue	(1,681)	(2,219)	(3,143)
Cost of products sold	1,605	3,353	2,731
Gross profit	(76)	1,135	(412)
Selling, general and distribuition expenses	240	(27)	(16)
Other operating income (expenses), net	(493)	4	(16)
Profit (loss) before net financial expenses and taxes	R$ (329)	R$ 1,111	R$ (444)